Commitments and contingencies (Details) € in Thousands, claim in Thousands, $ in Thousands			1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 29, 2019 USD ($)	Dec. 14, 2017 USD ($)	May 31, 2017 subsidiary	Sep. 30, 2020 USD ($) item	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jul. 31, 2015 USD ($) claim
Commitments and contingencies
Number of U.S. FDA Pending Warning Letters | item				1
Foreign Corrupt Practices Act
Commitments and contingencies
FCPA related charge | €					€ 77,200	€ 200,000
Legal proceedings provision | €					€ 223,980
FCPA related payment	$ 231,700
Foreign Corrupt Practices Act | Minimum
Commitments and contingencies
Independent compliance monitor period (in years)	2 years
Acid Concentrate Products - Personal Injury
Commitments and contingencies
Settlement fund				$ 220,000
Net litigation settlement expense recorded				60,000
Amount to be recovered by AIG, if it prevails in all its remaining claims				60,000
Amount that FMCH claims to recover				$ 108,000
Hawaii Medicaid False Claims
Commitments and contingencies
Amount claimed against company							$ 7,700
Number of claims submitted | claim							20
Management of pharmaceuticals, including Velphoro
Commitments and contingencies
Litigation settlement by Davita Rx		$ 63,700
United States Attorney for the Middle District of Tennessee
Commitments and contingencies
Litigation settlement by Davita Rx		$ 63,700
Number of subsidiaries to which subpoenas were issued | subsidiary			2